Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Interest bearing deposits, restricted balances	$ 785.5	$ 910.7
Restricted cash and due from banks	178.1	179.3
Other assets	12.9	1.9
Other liabilities at fair value	24.1	38.5
Long-term borrowings, contractually due within twelve months	$ 2,510.5	$ 1,298.6
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	202,182,395	201,283,063
Common stock, shares outstanding	197,403,751	200,868,802
Treasury stock, shares at cost	4,778,644	414,261